PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Plan Details (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Employer's contributions	Rp (226)	Rp (205)
The company | Funded pension
Disclosure of defined benefit plans [line items]
Percentage of companies share in total plan assets	2.16%	1.73%
Percentage of Debt Instruments Contributed to Fair Value of Plan Assets	1.88%	1.80%
Actual return on plan asset	Rp 822	Rp 1,121
Minimum FSR required for non contribution to fund	105.00%
Funding sufficiency ratio	105.00%
Projected pension benefit obligations (prepaid pension benefit cost) at beginning of year	Rp 5,557	2,338
Net periodic pension benefit cost	763	562
Employer's contributions	(226)	(205)
Actuarial (gain) losses recognized in OCI	(1,462)	2,741
Return on plan assets (excluding amount included in net interest expense)	339	201
Benefits paid by employer	(80)	(80)
Projected pension benefit obligations at end of year	4,891	5,557
The company | Funded pension | Series B shares
Disclosure of defined benefit plans [line items]
Equity instruments	409	338
The company | Funded pension | Corporate bonds
Disclosure of defined benefit plans [line items]
Debt instruments	356	Rp 352
The company | Retired before end of June 2002
Disclosure of defined benefit plans [line items]
Maximum monthly pension benefits, settlements made	Rp 80